Other Information (Schedule Of Accumulated Other Comprehensive Loss) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Information [Abstract]
Cumulative currency translation adjustment		$ (178,372)	$ (212,761)
Cumulative unrealized gain (losses) on securities		66,982	41,302
Cumulative other adjustments		6,286	5,708
Cumulative unrealized gain (losses) on cash flow derivatives		(48,180)	(100,292)	(134,067)
Total accumulated other comprehensive loss	$ (200,354)	$ (153,284)	$ (266,043)